RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norge AS, Golden Ocean Group Limited, Arcadia Petroleum Limited, Deep Sea Supply Plc, Seatankers Management Co. Ltd, Archer Limited, North Atlantic Drilling Ltd, Flex LNG Ltd and GHL Finance Limited. In November 2014, Highlander Tankers AS, or Highlander Tankers, and Aframar AS became related parties as Robert Hvide Macleod the owner and director of these companies was appointed the Chief Executive Officer of Frontline Management AS. Frontline 2012 and the Company (and its subsidiaries) were related parties prior to the Merger. In October 2014, VLCC Chartering Ltd, or VLCC Chartering, was set up as a joint venture between the Company and Tankers International LLC, or TI. VLCC Chartering provides chartering services to the combined fleets of the Company and TI.

Ship Finance Transactions
As of June 30, 2017, the Company held ten vessels under capital leases, all of which are leased from Ship Finance. The remaining periods on these leases at June 30, 2017 range from approximately three to ten years.

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger.

A summary of leasing transactions with Ship Finance in the six months ended June 30, 2017 and June 30, 2016 are as follows;

(in thousands of $)	2017	2016
Charter hire paid (principal and interest)	40,530	48,405
Lease interest expense	14,364	18,861
Contingent rental income	(12,456)	(2,654)
Remaining lease obligation	330,332	484,828

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. The Company recognized expense of $1.1 million in the six months ended June 30, 2017 in relation to this pooling arrangement (six months ended June 30, 2016: income of $0.5 million).

In March 2017, the lease with Ship Finance for the 1998-built VLCC Front Century was terminated. The Company recorded a gain on this lease termination of $20.6 million in the first quarter of 2017 and reduced obligations under capital leases by $24.6 million. A termination payment of $4.1 million was paid in the second quarter to Ship Finance in connection with the lease termination.

In May 2017, the Company agreed with Ship Finance to terminate the long term charters for the 2000 built VLCC Front Scilla and the 1998 built Suezmax tanker Front Brabant upon the sale and delivery of the vessels by Ship Finance to unrelated third parties. The charters with Ship Finance terminated in the second quarter. Frontline made compensation payments to Ship Finance of $6.5 million and $3.6 million, respectively, for the termination of the charters and reduced obligations under capital leases by $41.7 million. The Company recorded a loss on termination, including these termination payments, of $12.2 million in the second quarter.

GHL Finance Transactions
In May 2017 the Company drew down $50.0 million from its senior unsecured loan facility of up to $275.0 million with GHL Finance Limited, an affiliate of Hemen Holding Limited., the Company's largest shareholder. The facility will be used to partially finance the Company's current newbuilding program, partially finance acquisitions of newbuildings and vessels on the water or for general corporate purposes. This is disclosed within long term debt, see Note 11. The total amount payable to GHL at June 30, 2017, including accrued interest was $50.5 million.

A summary of net amounts earned from related parties in the six months ended June 30, 2017 and June 30, 2016 are as follows:

(in thousands of $)	2017	2016
Seatankers Management Co. Ltd	1,925	3,584
Ship Finance International Limited	1,204	1,537
Golden Ocean Group Limited	3,101	7,991
FLEX LNG	2,259	—
Seatankers Management Norge AS	370	553
Arcadia Petroleum Limited	—	450
Seadrill Limited	235	328
Archer Limited	125	64
Deep Sea Supply Plc	42	78
North Atlantic Drilling Ltd	19	24
Aframar AS	51	—

Amounts earned from related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space.

Related party balances
A summary of balances due from related parties at June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	7,081	1,077
Seatankers Management Co. Ltd	1,219	1,060
Archer Ltd	134	54
VLCC Chartering Limited	56	47
Golden Ocean Group Limited	1,165	1,151
Seadrill Limited	627	597
Flex LNG	2,345	741
Deep Sea Supply Plc	78	67
Arcadia Petroleum Limited	18	198
North Atlantic Drilling Limited	112	103
	12,835	5,095

A summary of balances due to related parties at June 30, 2017 and December 31, 2016 is as follows:

(in thousands of $)	2017	2016
Ship Finance International Limited	9,703	15,495
Seatankers Management Co. Ltd	711	972
Seadrill Limited	—	5
Golden Ocean Group Limited	2,615	1,631
	13,029	18,103